Cover	Jan. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2026
Entity File Number	000-16929
Entity Registrant Name	Soligenix, Inc.
Entity Central Index Key	0000812796
Entity Tax Identification Number	41-1505029
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	29 Emmons Drive
Entity Address, Address Line Two	Suite B-10
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	538-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	SNGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false